T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio

Supplement to Prospectus dated May 1, 2023

At a meeting held on July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. Effective immediately, the fund is closed to all new investors, and the fund will be closed to all purchases from existing shareholders, other than shares purchased through the reinvestment of any dividends or capital gains, approximately one week prior to the date of liquidation (“Liquidation Date”). The Liquidation Date will be determined at a later date based on the amount of time needed to liquidate the fund’s assets, but the fund is expected to be liquidated no later than March 31, 2024. Prior to the Liquidation Date, the assets of the fund will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. Shareholders may redeem their shares or exchange to another fund at any time prior to the Liquidation Date. After the Liquidation Date, the fund will be terminated and no longer be offered to shareholders for purchase.

The date of this supplement is July 27, 2023.

7/27/23

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

Supplement to Prospectus dated May 1, 2023

At a meeting held on July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. Effective immediately, the fund is closed to all new investors and to any purchases, other than shares purchased through the reinvestment of any dividends or capital gains. The fund is currently investing exclusively in cash reserves and is no longer pursuing its investment objective or investing in accordance with its investment strategies. On or about September 27, 2023, the fund’s remaining assets will be liquidated and the fund will be terminated.

The date of this supplement is July 27, 2023.

7/27/23

T. Rowe Price Floating Rate Multi-Sector Account Portfolio

Supplement to Prospectus dated July 1, 2023

At a meeting held on July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. Effective immediately, the fund is closed to all new investors, and the fund will be closed to all purchases from existing shareholders, other than shares purchased through the reinvestment of any dividends or capital gains, approximately one week prior to the date of liquidation (“Liquidation Date”). The Liquidation Date will be determined at a later date based on the amount of time needed to liquidate the fund’s assets, but the fund is expected to be liquidated no later than March 31, 2024. Prior to the Liquidation Date, the assets of the fund will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. Shareholders may redeem their shares or exchange to another fund at any time prior to the Liquidation Date. After the Liquidation Date, the fund will be terminated and no longer be offered to shareholders for purchase.

The date of this supplement is July 27, 2023.

7/27/23

T. Rowe Price High Yield Multi-Sector Account Portfolio

Supplement to Prospectus dated July 1, 2023

At a meeting held on July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. Effective immediately, the fund is closed to all new investors, and the fund will be closed to all purchases from existing shareholders, other than shares purchased through the reinvestment of any dividends or capital gains, approximately one week prior to the date of liquidation (“Liquidation Date”). The Liquidation Date will be determined at a later date based on the amount of time needed to liquidate the fund’s assets, but the fund is expected to be liquidated no later than March 31, 2024. Prior to the Liquidation Date, the assets of the fund will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. Shareholders may redeem their shares or exchange to another fund at any time prior to the Liquidation Date. After the Liquidation Date, the fund will be terminated and no longer be offered to shareholders for purchase.

The date of this supplement is July 27, 2023.

7/27/23

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

Supplement to Prospectus dated July 1, 2023

At a meeting held on July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. Effective immediately, the fund is closed to all new investors, and the fund will be closed to all purchases from existing shareholders, other than shares purchased through the reinvestment of any dividends or capital gains, approximately one week prior to the date of liquidation (“Liquidation Date”). The Liquidation Date will be determined at a later date based on the amount of time needed to liquidate the fund’s assets, but the fund is expected to be liquidated no later than March 31, 2024. Prior to the Liquidation Date, the assets of the fund will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. Shareholders may redeem their shares or exchange to another fund at any time prior to the Liquidation Date. After the Liquidation Date, the fund will be terminated and no longer be offered to shareholders for purchase.

The date of this supplement is July 27, 2023.

7/27/23